Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders’ Deficit:
Preferred Stock Features	7.625% Series A Cumulative Redeemable Preferred Stock	7.625% Series A Cumulative Redeemable Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation preference	$ 25	$ 25
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	9,730,370	9,730,370
Preferred stock, shares outstanding	9,730,370	9,730,370
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	57,199,596	50,752,941
Common stock, shares outstanding	57,199,596	50,752,941